Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Liabilities (Tables) [Line Items]
Schedule of changes in the fair value of the Company's Level 3 financial liabilities
September 30,
2021
Balance at the beginning of the period	$-
Initial value of derivatives after reverse merger	7,520,076
Change in fair value of embedded conversion option	9,293,825
Initial value of derivatives upon issuance	486,800
Conversion of derivative liability	(343,000)
Fair value of warrant exercises	(630,484)
Balance at the end of the period	$16,327,217

Schedule of fair value measurement
	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At September 30, 2021	16 - 262%	0.04 - 0.28%	0%	0.25 - 2.20

Spectrum Global Solutions, Inc. [Member]
Derivative Liabilities (Tables) [Line Items]
Schedule of changes in the fair value of the Company's Level 3 financial liabilities
	December 31,	December 31,
	2020	2019
Balance at the beginning of the period	$992,733	$3,166,886
Change in fair value of embedded conversion option	662,968	(1,843,935)
Conversion of derivative liability	(180,000)	(1,281,888)
Repayment of convertible note	(36,000)	(164,468)
Impact of note extinguishment	803,300	(32,000)
Original discount limited to proceeds of notes	380,000	376,500
Fair value of derivative liabilities in excess of notes proceeds received	494,000	116,638
Fair value of warrant derivatives at issuance	228,803	-
Fair value of option derivatives at issuance	44,700	-
Derivative issued as part of acquisition	-	189,000
Addition to derivative due to default penalty	-	466,000
Balance at the end of the period	$3,390,504	$992,733

Schedule of fair value measurement
	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At December 31, 2019	230 - 304%	1.55 - 1.75%	0%	0.25 - 1.16
At December 31, 2020	249 - 325%	0.09 - 0.13%	0%	0.25 - 2.76